Shareholders' equity - Conditional capital (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of classes of share capital [line items]
Increase in capital stock from exercise of stock options	€ 45,978,000	€ 38,230,000